CONSOLIDATED BALANCE SHEETS - CAD	Jul. 31, 2017	Jul. 31, 2016
Current
Cash	CAD 337,099	CAD 139,021
Receivables	18,083	20,021
Prepaid expenses	165,118	9,566
Total Current Assets	520,300	168,608
Mineral property	3,789,854	563,031
Assets	4,310,154	731,639
Current
Accounts payable and accrued liabilities	296,792	183,996
Loan from related parties	38,079	43,214
Total Current Liabilities	334,871	227,210
Stockholders' deficit
Capital stock, $0.001 par value, 400,000,000 shares authorized; 66,707,655 (July 31, 2016 - 32,866,261) shares issued and outstanding (Note 9)	66,708	32,867
Additional paid-in-capital	10,103,162	2,475,194
Cumulative translation adjustment	(166,663)	(166,663)
Deficit	(6,027,924)	(1,836,969)
Total stockholders' deficit	3,975,283	504,429
Total liabilities and stockholders' deficit	CAD 4,310,154	CAD 731,639